Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000010370 | BNY-38141G104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000010370 | BNY-149123101
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000010370 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010370 | BNY-031162100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010370 | BNY-437076102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010370 | BNY-824348106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000010370 | BNY-580135101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000010370 | BNY-025816109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010370 | BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010370 | BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010371 | BNY-38141G104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000010371 | BNY-149123101
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000010371 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010371 | BNY-031162100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010371 | BNY-437076102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010371 | BNY-824348106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000010371 | BNY-580135101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000010371 | BNY-025816109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010371 | BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010371 | BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010372 | BNY-38141G104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000010372 | BNY-149123101
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000010372 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010372 | BNY-031162100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010372 | BNY-437076102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010372 | BNY-824348106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000010372 | BNY-580135101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000010372 | BNY-025816109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010372 | BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010372 | BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010364 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000010364 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000010364 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000010364 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010364 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010364 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010364 | BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010364 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010364 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010364 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010365 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000010365 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000010365 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000010365 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010365 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010365 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010365 | BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010365 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010365 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010365 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010366 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000010366 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000010366 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000010366 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010366 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010366 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010366 | BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010366 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010366 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010366 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033105 | BNY-92206C664
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033105 | BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033105 | BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000033105 | BNY-192108504
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033105 | BNY-B4JSZL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033105 | BNY-65290E101
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033105 | BNY-278768106
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033105 | BNY-BLD13F2
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033105 | BNY-50077B207
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033105 | BNY-007973100
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033106 | BNY-92206C664
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033106 | BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033106 | BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000033106 | BNY-192108504
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033106 | BNY-B4JSZL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033106 | BNY-65290E101
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033106 | BNY-278768106
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033106 | BNY-BLD13F2
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033106 | BNY-50077B207
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033106 | BNY-007973100
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033107 | BNY-92206C664
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033107 | BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033107 | BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000033107 | BNY-192108504
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033107 | BNY-B4JSZL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033107 | BNY-65290E101
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033107 | BNY-278768106
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033107 | BNY-BLD13F2
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033107 | BNY-50077B207
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033107 | BNY-007973100
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000010355 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010355 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000010355 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000010355 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010355 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010355 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010355 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010355 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010355 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010355 | BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010356 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010356 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000010356 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000010356 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010356 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010356 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010356 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010356 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010356 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010356 | BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010357 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010357 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000010357 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000010357 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010357 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010357 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010357 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010357 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010357 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010357 | BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.30%